Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended March 31,
	2025	2024
General and administrative expenses	$567,723	$271,992
Interest income from restricted cash held in Trust Account	$97,051	$260,681

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31,
	2024	2023
General and administrative expenses	$1,428,060	$2,022,981
Interest income from investments held in Trust Account	$808,868	$2,168,659